Consolidated Balance Sheets (Parentheticals) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value (in Dollars per share)	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	470,000,000	470,000,000	470,000,000
Common stock, shares issued	19,548,610	9,541,174	2,159,911
Common stock, shares outstanding	19,548,610	9,541,174	2,159,911
Series F Preferred Stock [Member]
Preferred stock, Series F Preferred, shares issued	150	776	1,500
Preferred stock, Series F Preferred, shares oustanding	150	776	1,500
Preferred stock, Series F Preferred, liquidation preference (in Dollars)	$ 165	$ 876	$ 1,524